Taxes (Unrecognized Tax Benefit) (Details 8) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
A reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	$ 4,458	$ 5,672	$ 5,575
Additions based on tax positions related to the current year	697	829	401
Additions for tax positions of prior years	586	417	215
Reductions for tax positions of prior years (including impacts due to a lapse in statute)	(579)	(2,201)	(425)
Settlements	(58)	(259)	(94)
Balance at December 31	$ 5,104	$ 4,458	$ 5,672